CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of ECL Sensitivity to Economic Assumptions - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	£ 5,637	£ 3,189
Probability weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	6,132	3,380
Difference
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	495	191
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	5,068	2,950
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	6,721	3,571
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	9,033	4,663
UK mortgages | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	803	464
UK mortgages | Probability weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,027	569
UK mortgages | Difference
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	224	105
UK mortgages | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	614	317
UK mortgages | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,237	653
UK mortgages | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	2,306	1,389
Other Retail | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	2,310	1,492
Other Retail | Probability weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	2,368	1,521
Other Retail | Difference
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	58	29
Other Retail | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	2,181	1,443
Other Retail | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	2,487	1,564
Other Retail | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	2,745	1,712
Commercial Banking | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	2,102	1,206
Commercial Banking | Probability weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	2,315	1,263
Commercial Banking | Difference
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	213	57
Commercial Banking | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	1,853	1,163
Commercial Banking | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	2,575	1,327
Commercial Banking | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	3,554	1,535
Other | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	422	27
Other | Probability weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	422	27
Other | Difference
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	0	0
Other | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	420	27
Other | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	422	27
Other | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Impact of economic scenario	£ 428	£ 27